Corporate debt	12 Months Ended
Dec. 31, 2017
Corporate debt [Abstract]
Corporate debt
Note 14.- Corporate debt

The breakdown of the corporate debt as of December 31, 2017 and 2016 is as follows:

	Balance as of December 31,
Non-current	2017	2016
Credit Facilities with financial entities	320,783	123,804
Notes and Bonds	253,393	252,536
Total Non-Current	574,176	376,340

	Balance as of December 31,
Current	2017	2016
Credit Facilities with financial entities	65,833	289,035
Notes and Bonds	3,074	2,826
Total Current	68,907	291,861

On November 17, 2014, the Company issued the Senior Notes due 2019 in an aggregate principal amount of $255,000 thousand (the “2019 Notes”). The 2019 Notes accrue annual interest of 7.00% payable semi-annually beginning on May 15, 2015 until their maturity date of November 15, 2019.

On December 3, 2014, the Company entered into a credit facility of up to $125,000 thousand with Banco Santander, S.A., Bank of America, N.A., Citigroup Global Markets Limited, HSBC Bank plc and RBC Capital Markets, as joint lead arrangers and joint bookrunners (the “Credit Facility Tranche A”). On December 22, 2014, the Company drew down $125,000 thousand under the Credit Facility Tranche A. Loans accrue interest at a rate per annum equal to: (A) for Eurodollar rate loans, LIBOR plus 2.75% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus 1/2 of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus 1.75%. The interest rate on the Credit Facility Tranche A is fully hedged by an interest rate swap contracted with HSBC Bank with maturity date December 24, 2018, resulting in the Company paying a net fixed interest rate of 4.7%. Loans under the Credit Facility Tranche A will mature in December 2018. Loans prepaid by the Company may be reborrowed. The Credit Facility Tranche A is secured by pledges of the shares of the guarantors which the Company owns.
$8,000 thousand of the loans under the Credit Facility Tranche A were partially repaid on September 25, 2017 and for $63,000 thousand on December 27, 2017. As of December 31, 2017, the remaining $54,000 of nominal of the Tranche A has been classified as Current (Non-Current as of December 31,2016), as its maturity is in December 2018.

On June 26, 2015, the Company increased its existing $125 million Credit Facility with a revolver tranche B for an amount of $290,000 thousand (the “Credit Facility Tranche B”). On September 9, 2015, Credit Facility Tranche B was fully drawn down and the proceeds were used for the acquisition of Solaben 1/6. Loans under the Tranche B Credit Facility accrue interest at a rate per annum equal to: (A) for Eurodollar rate loans, LIBOR plus 2.50% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus 1/2 of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus 1.50%. Tranche B of the Credit Facility was signed for a total amount of $290,000 thousand with Bank of America, N.A., as global coordinator and documentation agent and Barclays Bank plc and UBS AG, London Branch as joint lead arrangers and joint bookrunners. The Credit Facility Tranche B was classified as Current for $288,317 thousand as of December 31, 2016 (Non-Current as of December 31,2015) as it matured in December 2017. Loans under the Credit facility Tranche B were fully repaid and canceled on February 28, 2017.

On February 10, 2017, the Company issued Senior Notes due 2022, 2023, 2024 (the “Note Issuance Facility”), in an aggregate principal amount of €275,000 thousand. The 2022 to 2024 Notes accrue annual interest, equal to the sum of (i) EURIBOR plus (ii) 4.90%, as determined by the Agent. Interest on the Notes will be payable in cash quarterly in arrears on each interest payment date. The Company will make each interest payment to the holders of record on each interest payment date. The interest rate on the Note Issuance Facility is fully hedged by two interest rate swaps contracted with Jefferies Financial Services, Inc. with effective date March 31, 2017 and maturity date December 31, 2022, resulting in the Company paying a net fixed interest rate of 5.5% on the Note Issuance Facility. Changes in fair value of these interest rate swaps have been recorded in the consolidated income statement. The Note Issuance Facility is a € denominated liability for which the Company applies net investment hedge accounting. When converted to US$ at US$/€ closing exchange rate, it contributes to reduce the impact in translation difference reserves generated in the equity of these consolidated financial statements by the conversion of the net assets of the Spanish solar assets into US$.

On July 20, 2017, the Company signed a credit facility (the “Credit Facility 2017”) for up to €10 million, approximately $11.9 million, which is available in euros or US dollars. Amounts drawn accrue interest at a rate per year equal to EURIBOR plus 2.25% or LIBOR plus 2.25%, depending on the currency. The credit facility has a maturity date of July 20, 2018. As of December 31, 2017, the Company drew down the credit facility in full and used the entire proceeds to prepay a part of the Tranche A of the Credit Facility.

Current corporate debt corresponds to the accrued interest on the Notes, to the outstanding amount of the Tranche A and to the amount of the Credit Facility obtained in July 2017.

The repayment schedule for the Corporate debt, at the end of 2017 is as follows:

	2018	2019	2020	2021	2022	Subsequent years	Total
Credit Facility Tranche A	53,778	-	-	-	-	-	53,778
Note Issuance Facility	107	-	-	-	107,316	213,467	320,890
Credit Facility 2017	11,948	-	-	-	-	-	11,948
2019 Notes	3,074	253,393	-	-	-	-	256,467
Total	68,907	253,393	-	-	107,316	213,467	643,083

The following table details the movement in Corporate debt for the year 2017, split between cash and non-cash items:

	January 1, 2017	Cash Flow	Non-cash changes	December 31, 2017
Corporate debt	668,201	(68,372)	43,254	643,083

The non-cash changes primarily relates to currency translation differences.